Fair Value Measurements - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of short-term and long-term debt, including current maturities	$ 4.61	$ 4.24